INTANGIBLE ASSETS, NET	6 Months Ended
Jun. 30, 2014
Intangible Assets, Net (Excluding Goodwill) [Abstract]
Intangible Assets Disclosure [Text Block]
5.	INTANGIBLE ASSETS, NET

	June 30,	December 31,
	2014	2013
	US$	US$
Software Copyright	2,765,761	2,813,123
Others	32,529	33,086
	2,798,290	2,846,209

Less: Accumulated and amortization	(297,818)	(229,860)
Intangible assets, net	2,500,472	2,616,349

Amortization expense for the six months ended June 30, 2014 and 2013 was $72,019 and $71,448, respectively. Annual future amortization expense at June 30, for each of the next five years is $144,037 and $1,780,287 thereafter.